S000055415 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	110 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 65% S&P 500® Index and 35% Bloomberg U.S. Aggregate Bond Index)
Prospectus [Line Items]
Average Annual Return, Percent	14.23%	9.21%		10.86%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		15.73%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
C000174388 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.07%	7.36%		8.53%
Performance Inception Date				Nov. 02, 2016
C000206838 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.37%	7.63%	8.75%
Performance Inception Date			Feb. 20, 2019